Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

January 31, 2019

Dates Covered
Collections Period	01/01/19 - 01/31/19
Interest Accrual Period	01/15/19 - 02/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	02/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/18	952,612,328.61	37,468
Yield Supplement Overcollateralization Amount 12/31/18	62,285,984.75	0
Receivables Balance 12/31/18	1,014,898,313.36	37,468
Principal Payments	26,888,319.86	440
Defaulted Receivables	1,509,594.01	53
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/19	59,803,102.28	0
Pool Balance at 01/31/19	926,697,297.21	36,975

Pool Statistics	$ Amount	# of Accounts
Pool Factor	88.44%
Prepayment ABS Speed	1.33%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	5,641,904.41	198
Past Due 61-90 days	2,165,442.83	78
Past Due 91-120 days	542,327.43	20
Past Due 121+ days	0.00	0
Total	8,349,674.67	296

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.85%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	418,238.62
Aggregate Net Losses/(Gains) - January 2019	1,091,355.39
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.29%
Prior Net Losses Ratio	0.61%
Second Prior Net Losses Ratio	0.19%
Third Prior Net Losses Ratio	0.16%
Four Month Average	0.56%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.17%

Overcollateralization Target Amount	10,657,018.92
Actual Overcollateralization	10,657,018.92
Weighted Average APR	4.24%
Weighted Average APR, Yield Adjusted	6.84%
Weighted Average Remaining Term	63.05

Flow of Funds	$ Amount

Collections	30,896,656.30
Investment Earnings on Cash Accounts	60,835.37
Servicing Fee	(845,748.59)
Transfer to Collection Account	-
Available Funds	30,111,743.08

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,318,508.73
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	14,959,989.62
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,657,018.92
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,029,967.56

Total Distributions of Available Funds	30,111,743.08

Servicing Fee	845,748.59
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 01/15/19	941,657,286.83
Principal Paid	25,617,008.54
Note Balance @ 02/15/19	916,040,278.29

Class A-1
Note Balance @ 01/15/19	75,427,286.83
Principal Paid	25,617,008.54
Note Balance @ 02/15/19	49,810,278.29
Note Factor @ 02/15/19	28.4630162%

Class A-2a
Note Balance @ 01/15/19	322,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	322,000,000.00
Note Factor @ 02/15/19	100.0000000%

Class A-2b
Note Balance @ 01/15/19	70,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	70,000,000.00
Note Factor @ 02/15/19	100.0000000%

Class A-3
Note Balance @ 01/15/19	351,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	351,000,000.00
Note Factor @ 02/15/19	100.0000000%

Class A-4
Note Balance @ 01/15/19	76,260,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	76,260,000.00
Note Factor @ 02/15/19	100.0000000%

Class B
Note Balance @ 01/15/19	31,320,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	31,320,000.00
Note Factor @ 02/15/19	100.0000000%

Class C
Note Balance @ 01/15/19	15,650,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	15,650,000.00
Note Factor @ 02/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,464,766.98
Total Principal Paid	25,617,008.54
Total Paid	28,081,775.52

Class A-1
Coupon	2.44054%
Interest Paid	158,516.18
Principal Paid	25,617,008.54
Total Paid to A-1 Holders	25,775,524.72

Class A-2a
Coupon	3.01000%
Interest Paid	807,683.33
Principal Paid	0.00
Total Paid to A-2a Holders	807,683.33

Class A-2b
One-Month Libor	2.50894%
Coupon	2.64894%
Interest Paid	159,672.22
Principal Paid	0.00
Total Paid to A-2b Holders	159,672.22

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.3671686
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.6026416
Total Distribution Amount	26.9698102

A-1 Interest Distribution Amount	0.9058067
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	146.3829059
Total A-1 Distribution Amount	147.2887126

A-2a Interest Distribution Amount	2.5083333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	2.5083333

A-2b Interest Distribution Amount	2.2810317
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	2.2810317

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	583.99
Noteholders' Principal Distributable Amount	416.01

Account Balances	$ Amount

Reserve Account
Balance as of 01/15/19	2,609,619.51
Investment Earnings	5,212.65
Investment Earnings Paid	(5,212.65)
Deposit/(Withdrawal)	-
Balance as of 02/15/19	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51